UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐            Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [                ] to [                ]

☐            Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [                ] to [                ]

☐            Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period [                ] to [                ]

☒          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):

August 2, 2021

Harley-Davidson Customer Funding Corp.(1)

(Exact name of securitizer as specified in its charter)

333-230733 (Commission File Number of securitizer)	0001114926 (Central Index Key Number of securitizer)

William S. Jue, Associate General Counsel, (312) 368-9501

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

(1)  Harley-Davidson Customer Funding Corp., as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following trust: Harley-Davidson Motorcycle Trust 2021-B

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Report of Independent Accountants on Applying Agreed-Upon Procedures

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated July 30, 2021, obtained by the sponsor, which report sets forth the findings of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HARLEY-DAVIDSON CUSTOMER FUNDING CORP.

By:	/s/James Darrell Thomas
Name: James Darrell Thomas
Title: Vice President, Treasurer and Assistant Secretary

August 2, 2021

HARLEY-DAVIDSON CUSTOMER FUNDING CORP.

Exhibit Index to Current Report on Form ABS-15G

Dated August 2, 2021

Exhibit
Number

(99.1)	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated July 30, 2021.